Document and Entity Information	Feb. 27, 2024
Prospectus:
Document Type	497
Entity Central Index Key	0001415726
Prospectus Date	Feb. 27, 2024
Document Effective Date	Feb. 03, 2025
Document Creation Date	Feb. 03, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2023
Innovator U.S. Equity Ultra Buffer ETF - February | Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus:
Trading Symbol	UFEB